Guggenheim High Yield Fund Shareholder Fees - Class R6 Shares [Member] - Guggenheim High Yield Fund - Class R6	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]

[1]	A 2.00% redemption charge will be imposed if Fund shares are redeemed within 90 days of purchase. The Fund reserves the right to waive the redemption charge in its discretion.